Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Movements by Class of Provision [text block table]

Movements by Class of Provisions

in € m.	Operational Risk	Civil Litigation	Regulatory Enforcement	Re- structuring	Other[1]	Total[2]
Balance as of January 1, 2017	309	2,014	5,607	741	952	9,622
Changes in the group of consolidated companies	0	(5)	(0)	(1)	5	(1)
New provisions	84	745	306	601	847	2,584
Amounts used	53	1,611	3,576	458	763	6,461
Unused amounts reversed	49	134	711	182	118	1,194
Effects from exchange rate fluctuations/Unwind of discount	(15)	(86)	(575)	(4)	(38)	(718)
Transfers	(2)	193	(153)	(0)	3	41
Balance as of January 1, 2018	275	1,115	897	696	889	3,873
Changes in the group of consolidated companies	0	0	0	1	(2)	(2)
New provisions	27	334	125	427	765	1,677
Amounts used	54	673	364	344	862	2,296
Unused amounts reversed	41	160	206	185	364	956
Effects from exchange rate fluctuations/Unwind of discount	5	42	41	(1)	(1)	87
Transfers	2	25	6	(9)	9	33
Balance as of December 31, 2018	215	684	499	585	433	2,416

[1]Figures have been restated to reflect the reclassification of € 1.0 billion and € 1.1 billion from Provisions to Deposits in the Group’s Consolidated Balance Sheet as of January 1, 2017 and January 1, 2018, respectively. See Note 1 “Significant Accounting Policies and Critical Accounting Estimates” for more details on the change in accounting policy impacting Home Savings Contracts.

[2]For the remaining portion of provisions as disclosed on the consolidated balance sheet, please see Note 21 “Allowance for Credit Losses”, in which allowances for credit related off-balance sheet positions are disclosed.